COMMITMENTS AND CONTINGENCIES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Letters of credit outstanding, amount	$ 135	$ 91